UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

721 Enterprise Drive, Suite 100
Oak Brook, IL 60523
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
721 Enterprise Drive, Suite 100
Oak Brook, Il 60523
 (Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end:  May 31, 2014

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

Iman Fund
Schedule of Investments
February 28, 2014 (Unaudited)
(Classifications are based on the North American Industry Classificiation System)

Number of Shares		Value
	COMMON STOCKS - 99.7%
	Aerospace Product & Parts Manufacturing - 3.6%
6,900	Honeywell International, Inc.	651,636
23,800	TE Connectivity Ltd. (b)	1,394,204
		2,045,840
	Agriculture, Construction & Mining Machinery Manufacturing - 2.2%
4,800	Alamo Group Inc.	252,384
4,300	National Oilwell Varco Inc.	331,272
10,000	The Toro Co.	662,300
		1,245,956
	Air Freight & Logistics - 0.4%
2,200	United Parcel Service, Inc. (UPS) - Class B	210,694

	Animal Slaughtering & Processing - 0.6%
4,700	Sanderson Farms, Inc.	361,148

	Apparel Knitting Mills - 0.9%
7,800	Gildan Activewear Inc. (b)	400,530
4,900	Zumiez, Inc. (a)	116,424
		516,954
	Building Material & Supplies Dealers - 1.6%
6,900	Fastenal Co.	325,611
7,400	The Home Depot, Inc.	607,022
		932,633
	Chemical & Allied Products Merchant Wholesalers - 0.5%
2,100	Acuity Br&s, Inc.	296,205

	Clothing Stores - 1.1%
5,500	ANN INC. (a)	196,075
24,200	Ascena Retail Group, Inc. (a)	442,618
		638,693
	Commercial & Service Industry Machinery Manufacturing - 0.4%
5,900	Copart, Inc. (a)	214,937

	Communications Equipment Manufacturing - 3.2%
24,100	Cisco Systems, Inc.	525,380
3,400	Motorola Solutions, Inc.	225,080
8,900	Plantronics, Inc.	394,982
9,100	QUALCOMM, Inc.	685,139
		1,830,581
	Computer & Peripheral Equipment Manufacturing - 3.1%
2,870	Apple Inc.	1,510,309
900	International Business Machines Corp. (IBM)	166,653
3,300	NetApp, Inc.	133,353
		1,810,315
	Computer Systems Design & Related Services - 3.1%
3,600	Accenture PLC - Class A (b)	300,060
5,800	Cerner Corp. (a)	355,946
31,100	Convergys Corp.	636,617
11,000	Perficient, Inc. (a)	224,510
5,100	VeriSign (a)	281,061
		1,798,194

	Cut & Sew Apparel Manufacturing - 1.3%
1,800	Carter's, Inc.	135,594
5,800	Lululemon Athletica Inc. (a)	291,798
3,000	Michael Kors Holdings Ltd. (a)(b)	294,090
		721,482
	Data Processing, Hosting & Related Services - 0.8%
6,100	Acxiom Corp. (a)	227,103
4,100	Red Hat, Inc. (a)	241,859
		468,962
	Electronic Shopping & Mail-Order Houses - 2.3%
2,740	Amazon.com, Inc. (a)	992,154
4,600	IAC/InterActiveCorp	356,638
		1,348,792

	Electronics & Appliance Stores - 0.5%
9,500	Aaron's, Inc.	291,935

	Engine, Turbine & Power Transmission Equipment Manufacturing - 1.3%
12,600	Brunswick Corp.	564,354
1,300	Cummins, Inc.	189,696
		754,050
	Freight Transportation Arrangement - 1.8%
7,800	C.H. Robinson Worldwide, Inc.	404,508
4,900	FedEx Corp.	653,317
		1,057,825
	Full-Service Restaurants - 0.4%
5,200	Popeyes Louisiana Kitchen, Inc. (a)	208,312

	General Freight Trucking - 0.3%
7,100	Knight Transportation, Inc.	152,508

	General Purpose Machinery Manufacturing - 0.9%
6,200	Illinois Tool Works Inc.	511,500

	Grain & Oilseed Milling - 2.1%
19,300	Unilever PLC - ADR (b)	791,879
10,500	Unilever NV - NY Reg. Shares - ADR (b)	415,380
		1,207,259

	Grocery Stores - 1.1%
8,700	United Natural Foods, Inc. (a)	629,706

	Health & Personal Care Stores - 0.7%
5,800	CVS Caremark Corp.	424,212

	Industrial Machinery Manufacturing - 0.3%
10,100	Applied Materials, Inc.	191,496

	Information Services - 3.3%
1,550	Google Inc. (a)	1,884,257

	Jewelry, Luggage & Leather Goods Stores - 1.4%
8,400	Signet Jewelers Ltd. (b)	802,620

	Management, Scientific & Technical Consulting Services - 1.4%
13,100	Salesforce.com, Inc. (a)	817,047

	Medical Equipment & Supplies Manufacturing - 2.2%
5,900	3M Co.	794,907
1,600	Stryker Corp.	128,384
3,400	Zimmer Holdings, Inc.	319,056
		1,242,347
	Metal Ore Mining - 0.5%
5,200	Franco-Nevada Corp. (b)	265,980

	Motor Vehicle Body & Trailer Manufacturing - 0.7%
5,200	Lear Corp.	422,240

	Motor Vehicle Parts Manufacturing - 2.5%
16,600	Delphi Automotive PLC (b)	1,105,062
5,200	Sun Hydraulics Corp.	219,960
1,100	WABCO Holdings, Inc. (a)	112,695
		1,437,717
	Navigational, Measuring, Electromedical & Control Instruments Manufacturing - 2.3%
7,700	ArthroCare Corp. (a)	371,525
4,700	Cyberonics, Inc. (a)	321,809
1,000	Danaher Corp.	76,490
5,100	Masimo Corp. (a)	130,305
5,800	MTS Systems Corp.	411,568

		1,311,697
	Newspaper, Periodical, Book & Directory Publishers - 1.7%
16,000	Reed Elsevier PLC - ADR (b)	983,680

	Office Administrative Services - 0.5%
4,300	Gartner, Inc. (a)	299,108

	Office Furniture (including Fixtures) Manufacturing - 0.4%
9,800	La-Z-Boy, Inc.	250,292

	Oil & Gas Extraction - 3.7%
1,040	EOG Resources, Inc.	196,997
2,200	Helmerich & Payne, Inc.	217,250
15,600	Imperial Oil Ltd. (b)	701,532
10,600	Occidental Petroleum Corp.	1,023,112
		2,138,891
	Other Electrical Equipment & Component Manufacturing - 0.5%
4,400	Emerson Electric Co.	287,144

	Other General Purpose Machinery Manufacturing - 1.2%
3,600	Flowserve Corp.	292,356
4,800	Graco, Inc.	374,544
		666,900
	Other Information Services - 3.1%
5,200	Baidu, Inc. - ADR (a)(b)	888,836
13,300	Facebook Inc. - Class A (a)	910,518
		1,799,354
	Other Miscellaneous Manufacturing - 0.2%
2,200	Pool Corp.	128,612

	Other Transportation Equipment Manufacturing - 0.3%
4,100	Arctic Cat, Inc.	191,962

	Outpatient Care Centers - 0.4%
6,700	U.S. Physical Therapy, Inc.	222,306

	Pesticide, Fertilizer & Other Agricultural Chemical Manufacturing - 0.8%
4,000	Monsanto Co.	440,080

	Petroleum & Coal Products Manufacturing - 3.7%
9,100	Chevron Corp.	1,049,503
11,200	Exxon Mobil Corp.	1,078,224
		2,127,727
	Pharmaceutical & Medicine Manufacturing - 13.9%
8,100	Alkermes PLC (a)(b)	394,227
5,000	BioMarin Pharmaceutical Inc. (a)	405,000
5,400	Bristol-Myers Squibb Co.	290,358
11,100	Forest Laboratories, Inc. (a)	1,083,027
13,500	Gilead Sciences, Inc. (a)	1,117,665
2,000	IDEXX Laboratories, Inc. (a)	251,800
9,800	Johnson & Johnson	902,776
1,500	Mead Johnson Nutrition Co.	122,325
20,500	Novartis AG - ADR (b)	1,705,190
3,500	Novo Nordisk A/S - ADR (b)	166,355
11,100	Sanofi - ADR (b)	575,424
7,800	Techne Corp.	692,952
3,600	Vertex Pharmaceuticals Inc. (a)	291,096
		7,998,195
	Poultry & Egg Production - 0.6%
6,300	Cal-Maine Foods, Inc.	331,191

	Professional & Commercial Equipment & Supplies Merchant Wholesalers - 0.4%
1,700	Henry Schein, Inc. (a)	202,368

	Pulp, Paper & Paperboard Mills - 0.5%
5,900	Schweitzer-Mauduit International, Inc.	283,967

	Rail Transportation - 0.5%
1,500	Union Pacific Corp.	270,570

	Scientific Research & Development Services - 3.4%
3,900	Alexion Pharmaceuticals, Inc. (a)	689,520
5,300	Babcock & Wilcox Co.	174,688
1,500	Biogen Idec Inc. (a)	511,020
3,200	Covance, Inc. (a)	331,392
4,200	Incyte Corp. (a)	269,892
		1,976,512
	Semiconductor & Semiconductor Equipment - 0.1%
20,500	Intel Corp.	507,580

	Semiconductor & Other Electronic Component Manufacturing - 6.1%
18,700	Benchmark Electronics, Inc. (a)	445,808
3,400	Cavium, Inc. (a)	143,242
11,100	Cirrus Logic, Inc. (a)	213,675
9,700	Cree, Inc. (a)	595,871
15,600	JDS Uniphase Corp. (a)	214,968
3,200	Microchip Technology Inc.	145,760
8,900	NVIDIA Corp.	163,582
13,400	Texas Instruments Inc.	602,464
9,900	Tyco International Ltd. (b)	417,582
2,000	Xilinx, Inc.	104,400
		3,047,352
	Software Publishers - 4.6%
11,000	Aspen Technology, Inc. (a)	516,450
9,800	Manhattan Associates, Inc. (a)	371,322
22,300	Microsoft Corp.	854,313
11,700	Oracle Corp.	457,587
2,700	Ultimate Software Group, Inc. (a)	448,200
		2,647,872
	Sporting Goods, Hobby & Musical Instrument Stores - 1.2%
8,900	Dicks Sporting Goods, Inc.	477,663
3,800	Hibbett Sports, Inc. (a)	217,854
		695,517
	Support Activities for Mining - 2.1%
5,200	Halliburton Co.	296,400
18,700	RPC, Inc.	344,267
6,300	Schlumberger Ltd. (b)	585,900
		1,226,567
	Textile, Apparel & Luxury Goods - 0.2%
1,200	NIKE, Inc. - Class B	93,960

	Ventilation, Heating, Air-Conditioning & Commercial Refrigeration Equipment Manufacturing - 0.8%
10,900	Donaldson Co., Inc.	466,956

	TOTAL COMMON STOCKS (Cost $46,576,901)	57,338,757

	Total Investments (Cost ($46,576,901) - 99.7%	57,338,757
	Other Assets in Excess of Liabilities - 0.3%	168,057
	TOTAL NET ASSETS - 100.0%	$57,506,814

	Percentages are stated as a percent of net assets.

	ADR - American Depositary Receipt
	(a) - Non Income Producing
	(b) - Foreign Issued Securities

	The cost basis of investments for federal income tax purposes at February 28, 2014 was as follows*:

	Cost of investments	$46,576,901
	Gross unrealized appreciation on investments	11,409,248
	Gross unrealized depreciation on investments	(647,392)
	Net unrealized appreciation on investments	$10,761,856

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous
	fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s
	most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2014 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Inputs that are  used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels whithin the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Advisor. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$57,338,757	-	-	$57,338,757
Total*	$57,338,757	-	-	$57,338,757

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

There were no transfers into or out of Level, 1, Level 2 or Level 3 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report. It is the Fund's policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

Derivatives and Hedging Activities at February 28, 2014 (Unaudited)

The Trust has adopted an accounting standard involving disclosures of derivatives and hedging activities. The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity's results of operations and financial position. The standard does not have any impact on the Fund's financial disclosures because the Fund has not maintained any positions in derivative instruments or engaged in hedging activities.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. At May 31, 2013, the Fund had no accumulated net realized capital loss carryforwards. For the year ended May 31, 2013, the Fund utilized prior years’ capital losses in the amount of $2,017,271.

The difference between book basis and tax basis unrealized and realized gains and losses is attributable primarily to the tax deferral of losses relating to wash sale transactions.

Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The Fund deferred, on a tax basis, a post-December late-year loss of $144,762 for the fiscal year ended February 28, 2014.

Distributions to Shareholders: The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

No distributions were paid for the nine months ended November 30, 2013 or the year ended February 28, 2014.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts to reflect the tax character of permanent book/tax differences related to the components of the Fund’s net assets. These reclassifications have no impact on the net assets or net asset value of the Fund.

Other: Investment transactions and shareholder transactions are accounted for on the trade date. Net realized gains and losses on securities are computed on the basis of specific security lot identification. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

In January, 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” in GAAP and nternational Reporting Financial Standards (“IFRS”). ASU No. 2013-01 clarifies ASU No. 2011-11. Disclosures about Offsetting Assets and Liabilities to increase comparability and reduce presentation differences between financial statements prepared in accordance with GAAP and cial statements prepared in accordance with IFRS. This requires increased disclosure about derivative instruments that are offset in a reporting entity’s Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement (“MNA”).

Specifically, the ASU requires reporting entities to present separately for assets and liabilities. a) the gross amounts of those recognized assets and recognized liabilities, b) the amounts offset to determine the net amounts presented in the Statement of Assets and Liabilities, c) The net amount presented in the Statement of Assets and Liabilities, d) the amounts subject to an enforceable MNA not included in (b), and e) the net amount after deducting the amounts from (d) and (c). The effective date of the ASU is for interim and annual periods beginning on or after January 1, 2013. There is no impact of the ASU on the financial statements of the Fund for the nine months ended February 28, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

            Allied Asset Advisors Funds

By  /s/ Bassam Osman
                            Bassam Osman, President

Date  April 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Bassam Osman
            Bassam Osman, President

Date  April 28, 2014

By  /s/ Mohammad Basheeruddin
             Mohammad Basheeruddin, Treasurer

Date  April 28, 2014